Risk Grades of Loan Portfolio (Detail) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	$ 436,966,775		$ 430,359,086
Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	389,314,624		366,823,015
Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	15,861,978		36,003,611
Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	31,790,173		27,251,319
Non Covered Loans | Doubtful
Composition of Loan Portfolio [Line Items]
Loan receivable			281,141
Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	179,493,537	[1]	257,309,850	[2]
Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	74,525,963		135,855,403
Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	35,396,998		28,682,803
Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	63,209,120		77,747,953
Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	6,361,456		15,023,691
Residential Real Estate 1-4 Family | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	105,514,544		98,844,828
Residential Real Estate 1-4 Family | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	97,045,428		89,121,799
Residential Real Estate 1-4 Family | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	3,525,488		3,486,324
Residential Real Estate 1-4 Family | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	4,943,628		6,236,705
Residential Real Estate 1-4 Family | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	13,029,590	[1]	16,494,040	[2]
Residential Real Estate 1-4 Family | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	7,153,464		10,693,680
Residential Real Estate 1-4 Family | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	2,223,780		1,266,882
Residential Real Estate 1-4 Family | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	3,217,548		4,018,325
Residential Real Estate 1-4 Family | Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	434,798		515,153
Commercial Real Estate | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	251,379,010		252,037,202
Commercial Real Estate | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	217,582,908		210,707,732
Commercial Real Estate | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	11,396,970		25,456,968
Commercial Real Estate | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	22,399,132		15,756,651
Commercial Real Estate | Non Covered Loans | Doubtful
Composition of Loan Portfolio [Line Items]
Loan receivable			115,851
Commercial Real Estate | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	142,675,045	[1]	202,095,769	[2]
Commercial Real Estate | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	56,448,239		103,968,632
Commercial Real Estate | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	27,564,628		25,350,072
Commercial Real Estate | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	54,282,789		63,319,301
Commercial Real Estate | Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	4,379,389		9,457,764
Commercial | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	16,596,833		17,612,661
Commercial | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	13,252,993		13,629,735
Commercial | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	93,033		448,711
Commercial | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	3,250,807		3,373,657
Commercial | Non Covered Loans | Doubtful
Composition of Loan Portfolio [Line Items]
Loan receivable			160,558
Commercial | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	17,624,651	[1]	25,035,339	[2]
Commercial | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	6,912,992		12,378,784
Commercial | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	4,040,798		1,773,795
Commercial | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	5,127,288		5,879,654
Commercial | Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	1,543,573		5,003,106
Real Estate Construction | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	45,369,190		41,726,520
Real Estate Construction | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	44,075,754		33,824,113
Real Estate Construction | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	286,505		6,230,194
Real Estate Construction | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	1,006,931		1,672,213
Real Estate Construction | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	1,343,072	[1]	5,868,184	[2]
Real Estate Construction | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable			2,251,184
Real Estate Construction | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	1,343,072
Real Estate Construction | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable			3,617,000
Consumer And Other | Non Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	18,107,198		20,137,875
Consumer And Other | Non Covered Loans | Pass
Composition of Loan Portfolio [Line Items]
Loan receivable	17,357,541		19,539,636
Consumer And Other | Non Covered Loans | Special Mention
Composition of Loan Portfolio [Line Items]
Loan receivable	559,982		381,414
Consumer And Other | Non Covered Loans | Substandard
Composition of Loan Portfolio [Line Items]
Loan receivable	189,675		212,093
Consumer And Other | Non Covered Loans | Doubtful
Composition of Loan Portfolio [Line Items]
Loan receivable			4,732
Consumer And Other | Covered Loans
Composition of Loan Portfolio [Line Items]
Loan receivable	4,821,179	[1]	7,816,518	[2]
Consumer And Other | Covered Loans | Numerical Risk Rating
Composition of Loan Portfolio [Line Items]
Loan receivable	4,011,268		6,563,123
Consumer And Other | Covered Loans | Greater Than Normal Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	224,720		292,054
Consumer And Other | Covered Loans | Excessive Credit Risk
Composition of Loan Portfolio [Line Items]
Loan receivable	581,495		913,673
Consumer And Other | Covered Loans | Potential Loss
Composition of Loan Portfolio [Line Items]
Loan receivable	$ 3,696		$ 47,668

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.
[2]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.